Goodwill and Intangible Assets-Goodwill by Business Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Goodwill [Roll Forward]
Beginning Balance	$ 18,075		$ 17,904
Acquisition			70
Disposition	(69)
Foreign exchange translation	50		101
Other	17	[1]	0	[1]
Ending Balance	18,073		18,075
Investment Management
Goodwill [Roll Forward]
Beginning Balance	9,508		9,373
Acquisition			70
Disposition	(69)
Foreign exchange translation	17		63
Other	17	[1]	2	[1]
Ending Balance	9,473		9,508
Investment Services
Goodwill [Roll Forward]
Beginning Balance	8,517		8,491
Acquisition			0
Disposition	0
Foreign exchange translation	33		38
Other	0	[1]	(12)	[1]
Ending Balance	8,550		8,517
Other
Goodwill [Roll Forward]
Beginning Balance	50		40
Acquisition			0
Disposition	0
Foreign exchange translation	0		0
Other	0	[1]	10	[1]
Ending Balance	$ 50		$ 50

[1]	Other changes in goodwill include purchase price adjustments and certain other reclassifications.